Earnings Per Share	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE  M – EARNINGS PER SHARE

Basic earnings per share are based on the weighted-average number of shares outstanding for each period.  Shares that have been repurchased and retired during the periods specified below have been included in the calculation of the number of weighted-average shares that are outstanding for the calculation of basic earnings per share based on the time they were outstanding in any period.  Diluted earnings per common share are based on shares that are outstanding (computed under basic EPS) and on potentially dilutive shares.  Shares that are included in the diluted earnings per share calculations under the treasury stock method include equity awards that are in-the-money but have not yet been exercised.

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the periods indicated:

	Year Ended
	2013	2014	2015

Net earnings available to common shareholders	$ 79,024	$ 76,636	$ 94,672

Weighted average common shares outstanding - basic	13,695	13,221	12,730

Dilutive effect of in-the-money equity awards	509	468	447

Weighted average common shares outstanding - diluted	14,204	13,689	13,177

Earnings per common share from net earnings - basic	$ 5.77	$ 5.80	$ 7.44

Earnings per common share from net earnings - diluted	$ 5.56	$ 5.60	$ 7.18

Equity awards for the following shares were not included in the computation of diluted EPS due to the fact that their effect would be anti-dilutive:

	Year Ended
	2013	2014	2015

	344	287	393

During the years ended 2013, 2014, and 2015, the Company repurchased and retired 414 shares for $18,085,  1,927 shares for $138,819, and 457 shares for $61,181, respectively, under the Company’s share repurchase plan.  The excess of the repurchase price over par value is allocated between additional paid-in capital and retained earnings on a pro-rata basis.  The purchase of shares under this plan reduces the number of shares outstanding in the above calculations.